Stockholders' Equity Repurchase Program (Details) - Common Class A [Member] $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) shares
Employee Stock Purchase Plan [Line Items]
Stock Repurchase Program, Authorized Amount | $	$ 700.0
Stock Repurchased During Period, Shares | shares	43,227,743
Stock Repurchased During Period, Value | $	$ 162.4
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased | shares	195,000,000